MAJOR CUSTOMER	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMER [Abstract]
MAJOR CUSTOMER
NOTE 16:          MAJOR CUSTOMER

A substantial portion of the Company's revenue is derived from search fees and online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or in customer buying behavior could adversely affect the Company's operating results.

The following table sets forth the customers that represented 10% or more of the Company's total revenues in each of the years presented below:

	Year ended December 31,
	2012	2013	2014

Customer A	81%	63%	74%
Customer B	15%	22%	*

*	less than 10%

The following is a summary of customers that accounted for at least 10% of the total accounts receivable as of December 31, 2013 and 2014:

	December 31
	2013	2014

Customer A	-	65%